Offerings	Aug. 06, 2024
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock of H&R Block, Inc., without par value
Fee Rate	0.01476%
Offering Note	(1) An unspecified indeterminate aggregate initial offering price or number of securities of each identified class is being registered as may from time to time be issued at unspecified indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrants are deferring payment of all the registration fees and will pay such fees on a pay-as-you-go basis.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock of H&R Block, Inc., without par value
Fee Rate	0.01476%
Offering Note	(1) An unspecified indeterminate aggregate initial offering price or number of securities of each identified class is being registered as may from time to time be issued at unspecified indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrants are deferring payment of all the registration fees and will pay such fees on a pay-as-you-go basis.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants of H&R Block, Inc.
Fee Rate	0.01476%
Offering Note	(1) An unspecified indeterminate aggregate initial offering price or number of securities of each identified class is being registered as may from time to time be issued at unspecified indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrants are deferring payment of all the registration fees and will pay such fees on a pay-as-you-go basis. (2) Represents warrants to purchase preferred stock or common stock issued by H&R Block, Inc.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Rights of H&R Block, Inc.
Fee Rate	0.01476%
Offering Note	(1) An unspecified indeterminate aggregate initial offering price or number of securities of each identified class is being registered as may from time to time be issued at unspecified indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrants are deferring payment of all the registration fees and will pay such fees on a pay-as-you-go basis.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units of H&R Block, Inc.
Fee Rate	0.01476%
Offering Note	(1) An unspecified indeterminate aggregate initial offering price or number of securities of each identified class is being registered as may from time to time be issued at unspecified indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrants are deferring payment of all the registration fees and will pay such fees on a pay-as-you-go basis. (3) Any securities registered hereunder may be sold separately or as units with other securities registered hereunder.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantees of H&R Block, Inc.
Fee Rate	0.01476%
Offering Note	(1) An unspecified indeterminate aggregate initial offering price or number of securities of each identified class is being registered as may from time to time be issued at unspecified indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrants are deferring payment of all the registration fees and will pay such fees on a pay-as-you-go basis. (4) H&R Block, Inc. will fully and unconditionally guarantee any series of Debt Securities issued by Block Financial LLC under this registration statement. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate registration fee will be paid in respect of such guarantees.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of Block Financial LLC
Fee Rate	0.01476%
Offering Note	(1) An unspecified indeterminate aggregate initial offering price or number of securities of each identified class is being registered as may from time to time be issued at unspecified indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrants are deferring payment of all the registration fees and will pay such fees on a pay-as-you-go basis. (4) H&R Block, Inc. will fully and unconditionally guarantee any series of Debt Securities issued by Block Financial LLC under this registration statement. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate registration fee will be paid in respect of such guarantees.